Taxation - Summary of (Loss) Income Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ 677,544	$ 106,321	¥ 102,329	¥ 77,079
Non-PRC	(206,708)	(32,437)	(318,335)	(248,522)
(Loss) income before income taxes	¥ 470,836	$ 73,884	¥ (216,006)	¥ (171,443)